Accumulated Other Comprehensive Income (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), tax	$ 218
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Accumulated other comprehensive loss	(11,556)	(10,732)
Other comprehensive income (loss) before reclassifications	13,273	(427)
Amounts reclassified from accumulated other comprehensive income (loss) to net income	(396)	397
Net current period other comprehensive income (loss)	13,669	(824)
Accumulated other comprehensive loss	2,113	(11,556)
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Accumulated other comprehensive loss	86	0
Other comprehensive income (loss) before reclassifications	(1,285)	483
Amounts reclassified from accumulated other comprehensive income (loss) to net income	(396)	397
Net current period other comprehensive income (loss)	(889)	86
Accumulated other comprehensive loss	(803)	86
Accumulated Net Unrealized Investment Gain (Loss) [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Accumulated other comprehensive loss	0	0
Other comprehensive income (loss) before reclassifications	9,246	0
Amounts reclassified from accumulated other comprehensive income (loss) to net income	0	0
Net current period other comprehensive income (loss)	9,246	0
Accumulated other comprehensive loss	9,246	0
Accumulated Translation Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Accumulated other comprehensive loss	(11,642)	(10,732)
Other comprehensive income (loss) before reclassifications	8,036	(910)
Amounts reclassified from accumulated other comprehensive income (loss) to net income	0	0
Net current period other comprehensive income (loss)	8,036	(910)
Accumulated other comprehensive loss	(3,606)	(11,642)
Pension Plan, Defined Benefit [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Accumulated other comprehensive loss	0	0
Other comprehensive income (loss) before reclassifications	(2,724)	0
Amounts reclassified from accumulated other comprehensive income (loss) to net income	0	0
Net current period other comprehensive income (loss)	(2,724)	0
Accumulated other comprehensive loss	$ (2,724)	$ 0